INTANGIBLE ASSETS (Schedule of Patents) (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Patents	$ 664,513	$ 660,586	$ 579,235
Less: Accumulated amortization	54,272	50,557	35,695
Intangible assets - net	$ 610,241	$ 610,029	$ 543,540